Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Net income	$ 11,737	$ 12,614	$ 7,703
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on marketable securities, net of taxes			39
Fair value adjustments on debt securities, net of taxes	1		(1)
Fair value adjustments on deferred cash flow hedges, net of taxes	1	12	12
Total fair value adjustments on financial instruments, net of taxes	2	12	50
Associated companies' movements in comprehensive income	(94)	(482)	(37)
Net investment hedge	44	95	(237)
Currency translation effects	352	315	2,210
Total of items to eventually recycle	304	(60)	1,986
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	(467)	(359)	851
Fair value adjustments on equity securities, net of taxes	(47)	13
Total of items never to be recycled	(514)	(346)	851
Total comprehensive income	11,527	12,208	10,540
Attributable to
Shareholders of Novartis AG	11,525	12,210	10,538
Comprehensive income, attributable to non-controlling interests	2	(2)	2
Continuing operations
Attributable to
Shareholders of Novartis AG	6,948	12,417	10,211
Discontinued operations
Attributable to
Shareholders of Novartis AG	$ 4,577	$ (207)	$ 327